Summary of Significant Accounting Policies - Foreign Currency Risk (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Foreign Currency Risk [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 49,622,714		$ 59,966,031		$ 84,859,915	$ 27,026,240
RMB
Foreign Currency Risk [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 42,953,388	¥ 280,266,558	$ 20,054,735	¥ 139,905,845